Intangible assets, net - Amortization expenses on intangible assets allocated to expense items (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible assets, net
Total amortization	¥ 44,743,000	¥ 12,007,000
Impairment loss	625,000	0
Cost of revenues
Intangible assets, net
Total amortization	23,954,000	0
Selling, general and administrative expenses
Intangible assets, net
Total amortization	4,605,000	4,902,000
Research and development expenses
Intangible assets, net
Total amortization	¥ 16,184,000	¥ 7,105,000